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March 30, 2020

VIA EDGAR

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549
Re:	BlackRock Liquid Environmentally Aware Fund (the “Fund”), a series of BlackRock FundsSM (Securities Act File No. 33-26305, Investment Company Act File No. 811-05742)

Ladies and Gentlemen:

On behalf of BlackRock FundsSM, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement to the Summary Prospectuses, Prospectuses and Statement of Additional Information of the Fund, as filed pursuant to Rule 497(e) under the Securities Act of 1933 on March 10, 2020 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-5511.

Respectfully Submitted,

/s/ Douglas E. McCormack
Doulas E. McCormack

Enclosures

cc:	Tricia Meyer

Janey Ahn

John A. MacKinnon

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